Insurance and Reinsurance Contract Assets and Liabilities - Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts Held by Measurement Components (Detail) - CAD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	$ 522,844	$ 481,994	$ 464,392
Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	180,536	154,317
Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	120,526	116,221
Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	223,563	213,061
Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(903)	(785)
Reinsurance contracts held
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	56,346	39,820
Reinsurance contracts held | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	6,810	1,631
Reinsurance contracts held | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	6,759	1,009
Reinsurance contracts held | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	43,030	37,423
Reinsurance contracts held | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(253)	(243)
Assets for insurance acquisition cash flows | Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(878)	(820)
Assets for insurance acquisition cash flows | Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(290)	(271)
Assets for insurance acquisition cash flows | Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(588)	(549)
Assets for insurance acquisition cash flows | Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
Assets for insurance acquisition cash flows | Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
CSM, Fair value | Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	19,007	17,413
CSM, Fair value | Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	11,338	10,431
CSM, Fair value | Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	3,986	3,851
CSM, Fair value | Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	3,823	3,243
CSM, Fair value | Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(140)	(112)
CSM, Fair value | Reinsurance contracts held
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	2,507	681
CSM, Fair value | Reinsurance contracts held | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	627	623
CSM, Fair value | Reinsurance contracts held | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	426	338
CSM, Fair value | Reinsurance contracts held | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1,603	(143)
CSM, Fair value | Reinsurance contracts held | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(149)	(137)
CSM, Other | Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	7,758	4,691
CSM, Other | Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	6,267	3,740
CSM, Other | Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	753	492
CSM, Other | Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	738	459
CSM, Other | Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
CSM, Other | Reinsurance contracts held
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	834	122
CSM, Other | Reinsurance contracts held | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	141	70
CSM, Other | Reinsurance contracts held | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	203	(56)
CSM, Other | Reinsurance contracts held | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	490	108
CSM, Other | Reinsurance contracts held | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
Total Excluding Assets For Insurance Acquisition Cash Flows [Member] | Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	522,843	481,994
Total Excluding Assets For Insurance Acquisition Cash Flows [Member] | Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	180,246	154,046
Total Excluding Assets For Insurance Acquisition Cash Flows [Member] | Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	119,937	115,672
Total Excluding Assets For Insurance Acquisition Cash Flows [Member] | Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	223,563	213,061
Total Excluding Assets For Insurance Acquisition Cash Flows [Member] | Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(903)	(785)
PAA | Assets for insurance acquisition cash flows | Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	460,761	424,534
PAA | Assets for insurance acquisition cash flows | Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	153,801	132,135
PAA | Assets for insurance acquisition cash flows | Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	100,296	96,455
PAA | Assets for insurance acquisition cash flows | Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	207,665	196,921
PAA | Assets for insurance acquisition cash flows | Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(1,001)	(977)
PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	46,967	33,772
PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	4,462	(351)
PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	4,308	(1,238)
PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	38,295	35,461
PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(98)	(100)
PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	22,303	22,838
PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	7,630	6,764
PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	3,350	3,649
PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	11,337	12,438
PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(14)	(13)
PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	5,775	4,990
PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1,580	1,326
PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1,561	1,674
PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	2,641	1,997
PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(7)	(7)
Products not under PAA | Assets for insurance acquisition cash flows | Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	13,201	12,712
Products not under PAA | Assets for insurance acquisition cash flows | Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1,497	1,242
Products not under PAA | Assets for insurance acquisition cash flows | Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	11,452	11,153
Products not under PAA | Assets for insurance acquisition cash flows | Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
Products not under PAA | Assets for insurance acquisition cash flows | Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	252	317
Products not under PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	249	239
Products not under PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	(37)
Products not under PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	248	275
Products not under PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
Products not under PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1	1
Products not under PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	691	626
Products not under PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	3	5
Products not under PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	688	621
Products not under PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
Products not under PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
Products not under PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	14	16
Products not under PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
Products not under PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	13	16
Products not under PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1	0
Products not under PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	$ 0	$ 0